Credit Risk - Disclosure of Homes Portfolios of Particular Interest by Credit Performance (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 223,840	£ 213,525
Properties in possession	£ 47	£ 2
Balance weighted LTV (indexed)	50.00%	52.00%
Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 187,141	£ 177,297
Interest-only
Disclosure of credit risk exposure [line items]
Properties in possession	£ 18	£ 1
Balance weighted LTV (indexed)	47.00%	48.00%
Interest-only | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 41,098	£ 40,906
Part interest-only, part repayment
Disclosure of credit risk exposure [line items]
Properties in possession	£ 8	£ 1
Balance weighted LTV (indexed)	49.00%	52.00%
Mortgage loan including interest-only part	£ 10,192	£ 10,270
Part interest-only, part repayment | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	13,759	13,865
Flexible
Disclosure of credit risk exposure [line items]
Properties in possession	£ 3	£ 0
Balance weighted LTV (indexed)	36.00%	39.00%
Flexible | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 6,765	£ 8,549
LTV >100%
Disclosure of credit risk exposure [line items]
Properties in possession	£ 7	£ 1
Balance weighted LTV (indexed)	117.00%	118.00%
LTV >100% | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 372	£ 531
Buy-to-let
Disclosure of credit risk exposure [line items]
Properties in possession	£ 1	£ 0
Balance weighted LTV (indexed)	58.00%	61.00%
Buy-to-let | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 16,799	£ 14,893
Other portfolio
Disclosure of credit risk exposure [line items]
Properties in possession	£ 16	£ 0
Balance weighted LTV (indexed)	52.00%	53.00%
Other portfolio | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 129,299	£ 118,874
Stage 1 | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	171,733	164,381
Stage 1 | Interest-only | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	35,957	36,459
Stage 1 | Part interest-only, part repayment | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	12,380	12,614
Stage 1 | Flexible | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,713	7,509
Stage 1 | LTV >100% | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	218	357
Stage 1 | Buy-to-let | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	15,884	14,363
Stage 1 | Other portfolio | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	120,683	111,947
Stage 2 | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	13,576	11,118
Stage 2 | Interest-only | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,265	3,630
Stage 2 | Part interest-only, part repayment | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,161	1,024
Stage 2 | Flexible | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	839	796
Stage 2 | LTV >100% | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	102	109
Stage 2 | Buy-to-let | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	876	489
Stage 2 | Other portfolio | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	7,916	6,225
Stage 3 | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,832	£ 1,798
Stage 3 ratio	0.99%	1.02%
Stage 3 | Interest-only | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 876	£ 817
Stage 3 ratio	2.15%	2.02%
Stage 3 | Part interest-only, part repayment | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 218	£ 227
Stage 3 ratio	1.60%	1.64%
Stage 3 | Flexible | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 213	£ 244
Stage 3 ratio	3.45%	3.06%
Stage 3 | LTV >100% | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 52	£ 65
Stage 3 ratio	13.91%	12.29%
Stage 3 | Buy-to-let | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 39	£ 41
Stage 3 ratio	0.23%	0.27%
Stage 3 | Other portfolio | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 700	£ 702
Stage 3 ratio	0.54%	0.59%